Corporate General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of General And Administrative Expense Text Block Abstract
Schedule of corporate general and administrative expenses are costs incurred at corporate and other segments
	Year ended	Year ended
	December 31,	December 31,
	2022	2021

Salaries and employee benefits	$2,848	$2,428
Directors’ fees	372	383
Share-based payments	2,487	3,745
Professional fees	1,568	2,075
Office and general	2,105	1,636
	$9,380	$10,267